Net Loss Per Share (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 25, 2022	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to common stockholders | $		$ (8,121)	$ (31,478)
Basic weighted-average common shares outstanding | shares		62,094,383	16,465,885
Basic loss for the period attributable to common stockholders (in dollars per share) | $ / shares		$ (0.13)	$ (1.91)
Effect of dilutive securities:
Adjustment to numerator - (Gain)/Loss on fair value of Columbia warrant liability (in shares) | $		$ (18,635)	$ (32,765)
Dilutive numerator (in shares) | $		$ (26,756)	$ (64,243)
Columbia warrants (shares) | shares		1,410,657	14,715,888
Diluted weighted-average common shares outstanding | shares		63,505,040	31,181,773
Diluted loss for the period attributable to common stockholders (in dollars per share) | $ / shares		$ (0.42)	$ (2.06)
Exchange ratio	3.3028	3.3028